Results for the year - Net sales and rebates - Gross-to-net sales reconciliation (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross sales	kr 680,563	kr 608,645	kr 455,692
Total gross-to-net sales adjustments	(390,160)	(376,384)	(278,738)
Net sales	290,403	232,261	176,954
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	107,127	74,877
Additional provisions, including increases to existing provisions	321,960	288,801
Amount used during the year	(300,218)	(251,246)
Effect of exchange rate adjustment	5,854	(2,282)
At the end of the year	129,084	107,127	74,877
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	167,402	127,534	84,656
US Managed Care and Medicare | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(238,946)	(223,191)	(161,123)
US wholesaler charge-backs | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(64,437)	(74,435)	(56,443)
US Medicaid rebates | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(32,919)	(31,821)	(24,667)
Other | US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(30,737)	(28,481)	(18,300)
US rebates, discounts and sales returns	(367,039)	(357,928)	(260,533)
Other | Non-US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total gross-to-net sales adjustments	(23,121)	(18,456)	(18,205)
Provision for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	99,878	69,499	50,822
Additional provisions, including increases to existing provisions	318,812	285,266	206,354
Amount used during the year	(299,334)	(250,316)	(189,580)
Adjustments regarding prior years, including unused amounts reversed during the year	(6,452)	(2,364)	(1,141)
Effect of exchange rate adjustment	5,612	(2,207)	3,044
At the end of the year	kr 118,516	kr 99,878	kr 69,499